Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,907	$ 1,907	$ 2,012
Less accumulated depreciation and amortization	(1,879)	(1,866)	(1,942)
Property and equipment, net	28	41	70
Software and computer equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	291	291	349
Machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		0	34
Furniture and fixtures [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	32	32	39
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,584	$ 1,584	$ 1,590